Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Current:
Trade payables	$ 430	$ 406
Accrued expenses	591	522
Contract liabilities	776	840
Advances and deposits	86	66
Payables for property, plant and equipment and intangible assets	199	161
Other	113	97
Total	2,195	2,092
Non-current:
Payables for intangible assets	201	193
Contract liabilities	755	744
Other	104	85
Total	1,060	1,022
Deposits from customers	$ 62	$ 36